Restructuring Activity and Other Special Charges (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Changes in Restructuring Accruals

Changes in the restructuring accruals during fiscal 2012 were as follows:

In thousands	2012 Initiatives	2011 Initiatives	2010 Initiatives	2009 Initiatives	Total
Balance at December 31, 2011	$—	$2,384	$241	$267	$2,892
Restructuring charges	10,126	(277)	(20)	(4)	9,825
Severance paid	(7,208)	(2,094)	(221)	(263)	(9,786)

Balance at December 29, 2012	$2,918	$13	$—	$—	$2,931